Financial Assets & Liabilities	12 Months Ended
Dec. 31, 2020
Financial Assets & Liabilities
Financial Assets & Liabilities

NOTE I. FINANCIAL ASSETS & LIABILITIES

Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019.

($ in millions)
	Fair Value	2020				2019
At December 31:	Hierarchy Level	Assets	(7)	Liabilities	(8)	Assets	(7)	Liabilities	(8)
Cash equivalents(1)
Time deposits and certificates of deposit(2)	2	$7,668		N/A		$4,392		N/A
Money market funds	1	148		N/A		427		N/A
U.S. government securities(2)	2	500		N/A		—		N/A
Total cash equivalents		$8,316		N/A		$4,819		N/A
Equity investments(3)	1	2		N/A		0		N/A
Debt securities–current(2)(4)	2	600		N/A		696		N/A
Debt securities–noncurrent(2)(5)	2	7		N/A		65		N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	100		—		56		—
Foreign exchange contracts	2	111		580		175		635
Derivatives not designated as hedging instruments
Foreign exchange contracts	2	13		47		10		33
Equity contracts(6)	1,2	12		—		1		4
Total		$9,161		$627		$5,823		$673

(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3) Included within investments and sundry assets in the Consolidated Balance Sheet.
(4)Primarily includes time deposits and U.S. treasury bills that are reported within marketable securities in the Consolidated Balance Sheet.
(5)Primarily includes government and corporate debt securities that are reported within investments and sundry assets in the Consolidated Balance Sheet.
(6)Level 1 includes immaterial amounts related to equity futures contracts.
(7)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2020 were $85 million and $151 million, respectively, and at December 31, 2019 were $149 million and $94 million, respectively.
(8)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2020 were $587 million and $40 million, respectively, and at December 31, 2019 were $167 million and $506 million, respectively.

N/A – Not applicable

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt and including short-term finance lease liabilities) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2020 and 2019, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt (including long-term finance lease liabilities) for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt was $54,355 million and $54,102 million, and the estimated fair value was $61,598 million and $58,431 million at December 31, 2020 and 2019, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.